CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Bank overdrafts	$ 2,176
Bank loans	25,593	$ 1,229	$ 15,305
Companies under section 33 - Law No. 19,550 and related parties		35
Total financial debt proceeds	27,769	1,264	15,305
Notes	(3,905)
Bank loans	(335)	(1,622)	(12,679)
By purchase of equipment	(272)
Companies under section 33 - Law No. 19,550 and related parties		(1)
Total payment of debt	(4,512)	(1,623)	(12,679)
Bank overdrafts	(94)
Notes - Interests and related expenses	(1,509)
Bank loans - Interests and related expenses	(2,388)	(1,264)	(1,890)
By NDF, purchase of equipment and others	267	(27)	56
Companies under section 33 - Law No. 19,550 and related parties		(1)
Total payment of interest and related expenses	$ (3,724)	$ (1,292)	$ (1,834)